Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, net
Schedule of intangible assets, net

	As of December 31,
	2023	2024
	US$	US$
Purchased software	541,159	534,428
Less: Accumulated amortization	(525,534)	(534,428)
Intangible Assets, net	15,625	—